Significant accounting policies - Text Details (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies [Line Items]
Description of presentation currency	The Consolidated financial statements are presented in euros, which is the presentation currency. Due to rounding, amounts may not add up precisely to the totals provided.
Bottom of range [member]
Significant accounting policies [Line Items]
Presumed significant influence, voting rights	20.00%	20.00%
Top of range [member]
Significant accounting policies [Line Items]
Presumed significant influence, voting rights	50.00%	50.00%